CAPITAL STOCK (Details Narrative) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
CAPITAL STOCK (Details Narrative)
Common stock shares, authorized	1,000,000,000	1,000,000,000
Common stock shares, par value	$ .00001	$ .00001
Common stock shares, issued	700,706,621	569,364,762
Common stock shares, outstanding	700,706,621	569,364,762
Preferred stock shares, authorized	50,000	50,000
Preferred stock shares, par value	$ .00001	$ .00001
Preferred stock shares, issued	34,289	39,839
Preferred stock shares, outstanding	34,289	39,839